Other Non-Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Components of Other Non-Current Assets:
Pre-operational assets	$ 161,555	$ 27,098
Operating lease right-of-use-assets	7,829	5,653
Other	61,740	5,554
Other non-current assets	597,203	512,039
Lease and operate agreement, pre-commissioning contractual cash flows	59,400	0
MK II FLNG
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent	46,700	16,700
Other assets, long lead items, noncurrent	96,800	10,400
Other assets, deposit for a donor vessel, noncurrent	15,500	0
Oil
Components of Other Non-Current Assets:
Derivative instrument	178,388	182,795
Gas
Components of Other Non-Current Assets:
Derivative instrument	86,481	196,184
Interest rate swap
Components of Other Non-Current Assets:
Derivative instrument	53,958	54,970
Commodity swap
Components of Other Non-Current Assets:
Derivative instrument	$ 47,252	$ 39,785